Income taxes (Tables) - OHB Pediatrics Ltd [Member]	12 Months Ended
Dec. 31, 2025
Income taxes [Line Items]
Schedule of reconciles the UK statutory income tax rate
Given that the Company is a foreign entity domiciled in the UK, the following table reconciles the UK statutory income tax rate to the Company’s effective income tax rate:

	Year Ended December 31,
(in thousands)	2025		2024
UK statutory income tax rate	$(3,913)	25.0%	$(89)	25.0%
Change in valuation allowances	3,743	(23.9)%	89	(25.0)%
Nondeductible transaction costs	170	(1.1)%	—	—%

Effective tax rate	$—	—%	$—	—%

Schedule of The significant components of the Company's net deferred income taxes	The significant components of the Company’s net deferred income taxes were as follows (in thousands):

	December 31,
(in thousands)	2025	2024
Deferred tax assets:
Net operating losses	$2,819	$89
IPR&D capitalized expenses	1,000	—
Other	13	—

Total deferred tax assets	3,832	89
Valuation allowance	(3,832)	(89)

Total deferred tax assets, net of valuation allowance	$—	$—